Financial instruments and risk management - Working capital and going concern assessment (Details) R in Millions, $ in Millions								1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2025 USD ($)	Dec. 06, 2024 ZAR (R) extension_option	Dec. 01, 2024 ZAR (R)	Dec. 01, 2024 USD ($)	Aug. 21, 2024 ZAR (R)	Apr. 06, 2023 USD ($) extension_option	Oct. 25, 2019 ZAR (R) extension_option	Dec. 31, 2024 ZAR (R) transaction	Dec. 31, 2024 USD ($)	Aug. 31, 2024 ZAR (R)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2026	Dec. 31, 2024 ZAR (R) transaction	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2024 USD ($) transaction	Aug. 16, 2024 ZAR (R)	Dec. 31, 2021 ZAR (R)	Nov. 15, 2016 ZAR (R)
Working capital and going concern assessment
(Loss)/profit for the year														R (5,710)	R (37,430)	R 18,980
Working capital														27,554	25,415	40,545
Equity								R 48,289						48,289	51,607	91,004			R 81,345
Cash from operating activities														10,113	7,095	15,543
Committed undrawn facilities								26,743						26,743	20,755	16,403
Cash and cash equivalents								R 16,049						R 16,049	25,560	26,076			R 30,292
Prepayment transactions | transaction								2						2			2
Deferred revenue advance received														R 3,307	R 935	R 24
Actual leverage ratio								1.79						1.79	0.58	(0.14)	1.79
Interest coverage ratio														11	66	93
Leverage ratio maximum per covenant for the second specified period														3.5
Undrawn borrowing facilities								R 29,676						R 29,676	R 24,029	R 18,830
Minimum
Working capital and going concern assessment
Interest coverage ratio														3.0
Forecast
Working capital and going concern assessment
Leverage ratio maximum per covenant for the second specified period											3.0	3.5	2.5
Forecast | Maximum
Working capital and going concern assessment
Interest coverage ratio											3.5	3.0	4.0
Gold
Working capital and going concern assessment
Deferred revenue advance received					R 1,793					R 1,800
Chrome
Working capital and going concern assessment
Deferred revenue advance received			R 905	$ 50				905	$ 50
R5.5 billion RCF
Working capital and going concern assessment
Face amount of debt							R 5,500
Number of one-year extensions | extension_option							2
Borrowings, term of extension							1 year
R6.0 billion RCF
Working capital and going concern assessment
Face amount of debt																		R 6,000		R 6,000
Capacity increase option																		R 1,000
R500 Million RCF
Working capital and going concern assessment
Face amount of debt		R 500
R6.5 billion RCF
Working capital and going concern assessment
Face amount of debt		R 6,500
Number of one-year extensions | extension_option		2
Borrowings, term of extension		1 year
Undrawn borrowing facilities								R 3,000						R 3,000
US$1 billion RCF
Working capital and going concern assessment
Face amount of debt | $						$ 1,000
Number of one-year extensions | extension_option						2
Borrowings, term of extension						1 year
Undrawn borrowing facilities | $																	$ 1,000
Franco-Nevada liability | Streaming arrangement
Working capital and going concern assessment
Deferred revenue advance received | $	$ 500